EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2018
Employee benefits [Abstract]
Liability for long term incentives and post retirement benefits

18

EMPLOYEE BENEFITS

Amounts in R million	Note	2018	2017

Non-current employee benefits		40.6	39.0
Liability for long term incentive scheme	18.1	31.9	30.7
Liability for post-retirement medical benefits*		8.7	8.3

Current employee benefits		13.2	-
Liability for long term incentive scheme	18.1	13.2	-

		53.8	39.0
* Unfunded medical aid benefit plan

Liability for long term incentive scheme

Amounts in R million	Note	2018	2017

Movement in the total liability
Opening balance		30.7	30.3
Increase in long-term incentive liability	5.3	17.2	10.0
Vested and paid		(2.8)	(9.6)

Total liability for long-term incentive scheme		45.1	30.7

The total liability for long-term incentive scheme is expected to be settled as follows:		45.1	30.7
Within 12 months after reporting date		13.2	-
After 12 months after reporting date		31.9	30.7

Ageing of outstanding phantom shares
Ageing of outstanding phantom shares:	30 June 2019	30 June 2020	30 June 2021	Total
Granted November 2015	4 037 893	6 056 840	10 094 734	20 189 467

Fair value of long term incentive scheme liability
	2018	2017	Grant date

7 day VWAP of the DRDGOLD Limited share	3.71	4.23	2.26
Annualised forward dividend yield	1.8%	0.7%	4.3%

Key management personnel remuneration
Key management personnel remuneration

Amounts in R million	Note	2018	2017	2016

- Board fees paid		5.6	5.0	3.7
- Salaries paid		53.6	52.9	51.5
- Short term incentives relating to this cycle		22.5	-	33.8
- Long term incentives paid during this cycle	18.1	2.8	9.6	3.9
- Pre-tax gain on share option exercised		-	-	1.7
		84.5	67.5	94.6

Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of outstanding phantom shares
Reconciliation of outstanding phantom shares	2018		2017
		Weighted		Weighted
		average		average
	Shares	price	Shares	price
	Number	R per share	Number	R per share

Opening balance	21 144 534		23 169 191
Vested and paid	(955 067)	2.93	(1 502 747)	6.39
Forfeited/lapsed	-		(521 910)
Closing balance	20 189 467		21 144 534

Phantom shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of outstanding phantom shares
Reconciliation of outstanding phantom shares	2018		2017
		Weighted		Weighted
		average		average
	Shares	price	Shares	price
	Number	R per share	Number	R per share

Opening balance	21 144 534		23 169 191
Vested and paid	(955 067)	2.93	(1 502 747)	6.39
Forfeited/lapsed	-		(521 910)
Closing balance	20 189 467		21 144 534